Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,800,000,000
Previously Paid Amount	0
Total Fee Amount	248,580
Total Offset Amount	0
Net Fee	248,580
Narrative - Max Aggregate Offering Price	$ 1,800,000,000
Final Prospectus	true